BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                                October 31, 2000

  Shares                                                                Value
 --------                                                            -----------

            AUSTRALIA (1.5%)
            BANKING
   74,500   National Australia Bank, Ltd. ........................   $ 1,034,938
                                                                     -----------
            SERVICES
   71,600   Lend Lease Corp. .....................................       838,216
                                                                     -----------
            TELECOMMUNICATIONS
  351,700   Cable and Wireless Optus*.............................       744,893
                                                                     -----------
            TOTAL AUSTRALIA ......................................     2,618,047
                                                                     -----------
            FINLAND (2.7%)
            MULTI-INDUSTRY
  115,000   Nokia AB .............................................     4,732,648
                                                                     -----------
            FRANCE (14.7%)
            BANKING
   41,000   BNP Paribas SA........................................     3,535,345
                                                                     -----------
            CAPITAL EQUIPMENT
   55,845   Alcatel SA............................................     3,407,747
                                                                     -----------
            ELECTRONIC SEMI-CONDUCTOR
   46,240   STMicroelectronics....................................     2,401,590
                                                                     -----------
            ENERGY
   37,705   Total Fina SA.........................................     5,395,239
                                                                     -----------
            PHARMACEUTICALS
   63,740   Aventis SA............................................     4,598,172
                                                                     -----------
            SERVICES
   79,480   Accor SA..............................................     3,217,588
   24,705   Suez Lyonnaise Des Eaux...............................     3,769,891
                                                                     -----------
                                                                       6,987,479
                                                                     -----------
            TOTAL FRANCE .........................................    26,325,572
                                                                     -----------
            GERMANY (4.8%)
            BANKING
   49,000   Bayerische Hypo-und
              Vereinsbank AG......................................     2,690,634
   21,310   Deutsche Pfandbrief-und
              Hypothekenbank AG...................................     1,569,847
                                                                     -----------
                                                                       4,260,481
                                                                     -----------
            INSURANCE
   12,692   Allianz AG Registered.................................     4,314,066
                                                                     -----------
            TOTAL GERMANY ........................................     8,574,547
                                                                     -----------
            HONG KONG (2.1%)
            MULTI-INDUSTRY
  103,400   Hutchinson Whampoa, Ltd. .............................     1,286,037
  479,200   Li & Fung, Ltd.*......................................       890,935
                                                                     -----------
                                                                       2,176,972
                                                                     -----------
            TELECOMMUNICATIONS
  254,000   China Mobile, Ltd.*...................................     1,628,414
                                                                     -----------
            TOTAL HONG KONG ......................................     3,805,386
                                                                     -----------
            INDIA (0.0%)
            FINANCE
      550   Industrial Credit & Investment
              Corp. of India, Ltd. ...............................           871
                                                                     -----------
            MATERIALS
       16   Reliance Industries, Ltd. ............................           104
                                                                     -----------
            TOTAL INDIA ..........................................           975
                                                                     -----------
            IRELAND (3.5%)
            BANKING
  390,350   Allied Irish Banks, Plc. .............................     3,975,480
                                                                     -----------
            PHARMACEUTICALS
   42,220   Elan Corp., Plc. ADR*.................................     2,192,801
                                                                     -----------
            TOTAL IRELAND ........................................     6,168,281
                                                                     -----------
            ITALY (7.9%)
            FINANCE
  203,950   Banca Fideuram SpA....................................     3,136,434
  223,000   Mediolanum SpA........................................     3,268,522
                                                                     -----------
                                                                       6,404,956
                                                                     -----------
            INSURANCE
   94,300   Assicurazioni Generali................................     3,101,256
                                                                     -----------
            TELECOMMUNICATIONS
  258,100   Telecom Italia Mobile SpA.............................     2,194,876
  213,700   Telecom Italia SpA....................................     2,475,662
                                                                     -----------
                                                                       4,670,538
                                                                     -----------
            TOTAL ITALY ..........................................    14,176,750
                                                                     -----------
            JAPAN (22.6%)
            BANKING
  366,000   Asahi Bank, Ltd. .....................................     1,442,067
      208   Mizuho Holdings, Inc.*................................     1,599,047
  106,000   Sumitomo Trust and Banking
              Co., Ltd. ..........................................     1,286,938
                                                                     -----------
                                                                       4,328,052
                                                                     -----------
            CAPITAL GOODS/DURABLES
   36,000   Fujitsu, Ltd. ........................................       641,261
   74,000   Matsushita Electric Industrial
              Co., Ltd. ..........................................     2,149,448
   66,000   Matsushita Electric Works.............................       777,111
                                                                     -----------
                                                                       3,567,820
                                                                     -----------
            CHEMICALS
   17,000   Shin-Etsu Chemical Co. ...............................       697,851
                                                                     -----------
            CONSUMER DISCRETIONARY
   67,000   Toppan Printing Co. ..................................       591,817
                                                                     -----------

                       BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                          October 31, 2000 (continued)

  Shares                                                                Value
 --------                                                            -----------

            CONSUMER ELECTRONICS
   20,100   Sony Corp. ...........................................   $ 1,606,011
                                                                     -----------
            CONSUMER GOODS
   84,000   Kirin Brewery Co., Ltd. ..............................       875,906
  188,000   Nissan Motor Co. .....................................     1,290,255
                                                                     -----------
                                                                       2,166,161
                                                                     -----------
            CONSUMER NON-DURABLES
   25,000   Kao Corp. ............................................       749,072
    7,900   Nintendo Co., Ltd. ...................................     1,306,593
                                                                     -----------
                                                                       2,055,665
                                                                     -----------
            ELECTRIC COMPONENTS
    9,000   Matsushita Communications
              Industrial Co., Ltd. ...............................     1,179,273
    4,900   Rohm Co., Ltd. .......................................     1,235,158
                                                                     -----------
                                                                       2,414,431
                                                                     -----------
            FINANCE
   10,800   Acom Co., Ltd. .......................................       873,817
   62,000   Nomura Securities Co., Ltd. ..........................     1,315,160
   13,200   Orix Corp. ...........................................     1,384,890
                                                                     -----------
                                                                       3,573,867
                                                                     -----------
            MACHINERY/EQUIPMENT
  141,000   Mitsubishi Heavy Industries...........................       547,799
                                                                     -----------
            MATERIALS
  113,000   Kinden Corp. .........................................       741,357
  230,000   Mitsubishi Materials Corp. ...........................       676,501
  172,000   Sumitomo Chemical Co. ................................       847,904
  180,000   Sumitomo Metal & Mining Co. ..........................       928,575
                                                                     -----------
                                                                       3,194,337
                                                                     -----------
            MEDIA
       78   Fuji Television Network...............................       857,653
                                                                     -----------
            MULTI-INDUSTRY
       20   Prospect Japan Fund*..................................           164
    9,100   Softbank Corp. .......................................       546,158
  103,000   Sumitomo Corp. .......................................       906,034
                                                                     -----------
                                                                       1,452,356
                                                                     -----------
            PHARMACEUTICALS
   35,000   Kissei Pharmaceutical Co., Ltd. ......................       641,087
   41,000   Santen Pharmaceutical Co., Ltd. ......................       809,594
   21,000   Yamanouchi Pharmaceutical
              Co., Ltd. ..........................................       950,566
                                                                     -----------
                                                                       2,401,247
                                                                     -----------
            PRECISION INSTRUMENTS
   15,000   Hoya Corp. ...........................................     1,239,749
                                                                     -----------
            REAL ESTATE
   13,600   Oriental Land Co., Ltd. ..............................       822,468
                                                                     -----------
            RETAIL
   26,000   Ito-Yokado Co., Ltd. .................................     1,174,509
                                                                     -----------
            SERVICES
   38,700   Credit Saison Co., Ltd. ..............................       819,141
    2,000   Daikin Industries, Ltd. ..............................        38,668
  608,000   Kawasaki Kisen Kaisha, Ltd. ..........................     1,091,932
  195,000   Tokyu Corp. ..........................................     1,007,743
                                                                     -----------
                                                                       2,957,484
                                                                     -----------
            TELECOMMUNICATIONS
      153   Nippon Telegraph & Telephone..........................     1,392,120
       97   NTT Docomo, Inc. .....................................     2,390,892
                                                                     -----------
                                                                       3,783,012
                                                                     -----------
            TRANSPORTATION
  162,000   Nippon Express Co. ...................................       972,282
                                                                     -----------
            TOTAL JAPAN ..........................................    40,404,571
                                                                     -----------
            NETHERLANDS (3.2%)
            CONSUMER GOODS
   65,217   Heineken NV...........................................     3,542,379
                                                                     -----------
            ELECTRIC COMPONENTS
   56,163   Philips Electronics*..................................     2,207,391
                                                                     -----------
            TOTAL NETHERLANDS.....................................     5,749,770
                                                                     -----------
            SINGAPORE (2.2%)
            BANKING
   87,476   DBS Group Holdings, Ltd. .............................     1,031,004
                                                                     -----------
            SERVICES
   96,000   Singapore Airlines....................................       962,022
                                                                     -----------
            TELECOMMUNICATIONS
  117,000   Datacraft Asia, Ltd.*.................................       801,450
  703,000   Singapore Telecom.....................................     1,164,795
                                                                     -----------
                                                                       1,966,245
                                                                     -----------
            TOTAL SINGAPORE ......................................     3,959,271
                                                                     -----------

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY Portfolio

                            Portfolio of Investments
                          October 31, 2000 (continued)

  Shares                                                                Value
 --------                                                            -----------

            SOUTH KOREA (1.1%)
            ELECTRIC COMPONENTS
   20,000   Samsung Electronics,
            Ltd., GDR*+ ..........................................   $ 1,475,000
                                                                     -----------
            TELECOMMUNICATIONS
   18,150   SK Telecom, Ltd. .....................................       454,884
                                                                     -----------
            TOTAL SOUTH KOREA ....................................     1,929,884
                                                                     -----------
            SPAIN (6.0%)
            BANKING
  370,562   Banco Santander SA....................................     3,591,544
                                                                     -----------
            FINANCE
  270,660   Banco Bilbao Vizcaya SA...............................     3,606,433
                                                                     -----------
            TELECOMMUNICATIONS
  181,573   Telefonica de Espana SA...............................     3,462,649
                                                                     -----------
            TOTAL SPAIN ..........................................    10,660,626
                                                                     -----------
            SWEDEN (3.0%)
            CAPITAL EQUIPMENT
  359,200   Ericsson (LM) Telephone Co.
              Class 'B'...........................................     4,780,563
                                                                     -----------
            CONSUMER DURABLES
   44,413   Electrolux AB.........................................       559,979
                                                                     -----------
            TOTAL SWEDEN                                               5,340,542
                                                                     -----------
            SWITZERLAND (3.0%)
            PHARMACEUTICALS
    3,544   Novartis AG Registered................................     5,376,927
                                                                     -----------
            UNITED KINGDOM (19.2%)
            BANKING
  353,000   Lloyds TSB Group, Plc. ...............................     3,595,417
                                                                     -----------
            ENERGY
  592,800   BP Amoco, Plc. .......................................     5,027,247
  454,600   Shell Transport & Trading
              Co., Plc. ..........................................     3,657,366
                                                                     -----------
                                                                       8,684,613
                                                                     -----------
            FOOD & BEVERAGES
  360,000   Diageo, Plc...........................................     3,397,718
                                                                     -----------
            EISURE
  199,014   Granada Compass, Plc.*................................     1,715,171
                                                                     -----------
            MEDIA
  137,600   Pearson, Plc. ........................................     3,691,415
                                                                     -----------
            PHARMACEUTICALS
  177,700   Glaxo Wellcome, Plc. .................................     5,115,247
                                                                     -----------
            SERVICES
  179,000   BAA, Plc. ............................................     1,488,145
                                                                     -----------
            TELECOMMUNICATIONS
  110,850   British Telecom, Plc. ................................     1,299,525
1,279,400   Vodafone Airtouch, Plc. ..............................     5,322,887
                                                                     -----------
                                                                       6,622,412
                                                                     -----------
            TOTAL UNITED KINGDOM .................................    34,310,138
                                                                     -----------

TOTAL INVESTMENTS (identified cost $170,019,365)(a) .  97.5%        $174,133,935
CASH AND OTHER ASSETS IN EXCESS OF LIABILITIES ......   2.5            4,574,562
                                                      -----         ------------
NET ASSETS .......................................... 100.0%        $178,708,497
                                                      =====         ============

----------
*     non-income producing security.

+     144A security.

(a) The aggregate cost for federal income tax purposes is $170,387,946, the aggregate gross unrealized appreciation is $12,390,065 and the aggregate gross unrealized depreciation is $8,644,076, resulting in net unrealized appreciation of $3,745,989.

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF ASSETS AND LIABILITIES
                                October 31, 2000

ASSETS:
      Investments in securities, at value
        (identified cost $170,019,365) ....................         $174,133,935
      Cash ................................................               88,292
      Receivables for:
         Investments sold .................................           10,631,383
         Contributions ....................................              911,599
         Dividends and other receivables ..................              187,197
                                                                    ------------
           Total Assets ...................................          185,952,406
                                                                    ------------
LIABILITIES:
      Payables for:
         Investments purchased ............................            6,860,060
         Withdrawals ......................................               80,964
         Expense payment fee ..............................              264,543
         Administration fee ...............................               10,011
         Foreign withholding taxes ........................               28,331
                                                                    ------------
           Total Liabilities ..............................            7,243,909
                                                                    ------------
NET ASSETS ................................................         $178,708,497
                                                                    ============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                             STATEMENT OF OPERATIONS
                       For the year ended October 31, 2000

NET INVESTMENT INCOME:
      Income:
         Dividends (net of foreign withholding tax of $292,890) .   $ 1,351,677
         Interest ...............................................        61,799
                                                                    -----------
           Total Income .........................................     1,413,476
                                                                    -----------
      Expenses:
         Expense reimbursement fee ..............................     1,112,178
         Administrative fee .....................................        45,098
                                                                    -----------
           Total Expenses .......................................     1,157,276
                                                                    -----------
         Net Investment Income ..................................       256,200
                                                                    -----------
NET REALIZED AND UNREALIZED LOSS:
      Net realized gain on investments and
        foreign exchange transactions ...........................     1,647,086
      Net change in unrealized appreciation on investments and
        foreign currency translations ...........................    (7,090,328)
                                                                    -----------
      Net Realized and Unrealized Loss ..........................    (5,443,242)
                                                                    -----------
      Net Decrease in Net Assets Resulting from Operations ......   $(5,187,042)
                                                                    ===========

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                       STATEMENT OF CHANGES IN NET ASSETS

                                                                                    For the years ended October 31,
                                                                                   ---------------------------------
                                                                                       2000                 1999
                                                                                   ------------         ------------
INCREASE IN NET ASSETS:
      Operations:
         Net investment income ................................................    $    256,200         $    190,492
         Net realized gain on investments and foreign exchange
           transactions .......................................................       1,647,086           10,563,181
         Net change in unrealized appreciation on investments and
           foreign currency translations ......................................      (7,090,328)           6,673,316
                                                                                   ------------         ------------
         Net increase (decrease) in net assets resulting from operations ......      (5,187,042)          17,426,989
                                                                                   ------------         ------------
      Capital Transactions:
         Proceeds from contributions ..........................................     137,448,947           31,843,108
         Fair value of withdrawals ............................................     (25,004,096)         (44,451,990)
                                                                                   ------------         ------------
         Net increase (decrease) in net assets resulting from capital
           transactions .......................................................     112,444,851          (12,608,882)
                                                                                   ------------         ------------
         Total increase in net assets .........................................     107,257,809            4,818,107
NET ASSETS:
         Beginning of year ....................................................      71,450,688           66,632,581
                                                                                   ------------         ------------
         End of year ..........................................................    $178,708,497         $ 71,450,688
                                                                                   ============         ============

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                                                                   For the years ended October 31,
                                                        ---------------------------------------------------
                                                        2000        1999        1998      1997        1996
                                                        ----        ----        ----      ----        ----

Total Return                                              7.31%     30.44%       9.44%      2.90%     10.75%
Ratios/Supplemental Data:
   Net assets, end of year (000's omitted) .......... $178,708    $71,451     $66,633    $46,038    $39,484
   Expenses as a percentage of average
     net assets .....................................     0.90%      0.87%       0.76%      0.90%      0.90%
   Ratio of net investment income to average
     net assets .....................................     0.20%      0.29%       0.56%      0.63%      0.68%
   Portfolio turnover rate ..........................       37%        86%         89%        85%        56%

   The accompanying notes are an integral part of these financial statements.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

                          NOTES TO FINANCIAL STATEMENTS

      1. Organization and Significant Accounting Policies. BBH International Equity Portfolio (the "Portfolio") is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company which was organized as a trust under the laws of the State of New York on August 15, 1994. The Portfolio commenced operations on April 1, 1995. The Declaration of Trust permits the Trustees to create an unlimited number of beneficial interests in the Portfolio.

      The Portfolio's financial statements are prepared in accordance with accounting principles generally accepted in the United States of America, which require management to make certain estimates and assumptions at the date of the financial statements and are based, in part, on the following accounting policies. Actual results could differ from those estimates.

            A. Valuation of Investments. (1) The value of investments listed on either a domestic or foreign securities exchange is based on the last sale price on that exchange prior to the time when assets are valued, or in the absence of recorded sales, at the average of readily available closing bid and asked prices on such exchange; (2) unlisted securities are valued at the average of the quoted bid and asked prices in the over-the-counter market; (3) securities or other assets for which market quotations are not readily available are valued at fair value in accordance with procedures established by and under the general supervision and responsibility of the Portfolio's Trustees. Such procedures include the use of independent pricing services, which use prices based upon yields or prices of securities of comparable quality, coupon, maturity and type; indications as to the value from dealers; and general market conditions; (4) all assets and liabilities initially expressed in foreign currencies will be converted into U.S. dollars at the prevailing rates of exchange available at the time of valuation; and (5) trading in securities on most foreign exchanges and over-the-counter markets is normally completed before the close of the New York Stock Exchange and may also take place on days on which the New York Stock Exchange is closed. If events materially affecting the value of foreign securities occur between the time when the exchange on which they are traded closes and the time when the Portfolio's net assets are calculated, such securities will be valued at fair value in accordance with procedures established by and under the general supervision of the Portfolio's Trustees.

            B. Foreign Currency Translations. The accounting records of the Portfolio are maintained in U.S. dollars. Foreign currency amounts are translated into U.S. dollars at the current rate of exchange of such currency against the U.S. dollar to determine the value of investments, assets and liabilities. Purchases and sales of securities, and income and expenses are translated at the prevailing rate of exchange on the respective dates of such transactions. Upon the purchase or sale of a security denominated in foreign currency, the Portfolio may enter into forward foreign currency exchange contracts for the purchase or sale, for a fixed amount of U.S. dollars of the amount of foreign currency involved in the underlying security transaction. The Portfolio isolates that portion of realized gain or loss on investments resulting from changes in foreign exchange rates on investments from the fluctuations arising from changes in market prices of such investments. Reported net realized and unrealized gains and losses arise from the sales of portfolio securities, sales of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between the amounts of dividends, interest and foreign withholding taxes recorded on the Portfolio's books and the U.S. dollar equivalent of the amounts actually received or paid. Net unrealized appreciation or depreciation on foreign currency translations arise from changes in the value of the assets and liabilities, excluding investments in securities, at fiscal year end, arising from changes in the exchange rate.

                       BBH INTERNATIONAL EQUITY PORTFOLIO

            C. Forward Foreign Currency Exchange Contracts. The Portfolio may enter into forward foreign currency exchange contracts ("contracts") in connection with planned purchases or sales of securities, to hedge the U.S. dollar value of portfolio securities denominated in a particular currency, or to increase or shift its exposure to a currency other than U.S. dollars. The Portfolio has no specific limitation on the percentage of assets which may be committed to these types of contracts. The Portfolio could be exposed to risks if the counterparties to the contracts are unable to meet the terms of their contracts or if the value of the foreign currency changes unfavorably. The U.S. dollar values of foreign currency underlying all contractual commitments held by the Portfolio are determined using forward currency exchange rates supplied by a quotation service.

            D. Accounting for Investments. Security transactions are accounted for on the trade date. Realized gains and losses on security transactions are determined on the identified cost method. Dividend income and other distributions from portfolio securities are recorded on the ex-dividend date. Dividend income is recorded net of foreign taxes withheld where recovery of such taxes is not assured. Interest income is accrued daily.

            E. Federal Income Taxes. The Portfolio will be treated as a partnership for federal income tax purposes. As such, each investor in the Portfolio will be subject to taxation on its share of the Portfolio's ordinary income and capital gains. It is intended that the Portfolio's assets will be managed in such a way that an investor in the Portfolio will be able to comply with the provisions of the Internal Revenue Code applicable to regulated investment companies. Accordingly, no provision for federal income taxes is necessary.

      2. Transactions with Affiliates.

      Investment Advisory Fee. The Portfolio has an investment advisory agreement with Brown Brothers Harriman (the "Adviser") for which it pays the Adviser a fee calculated daily and paid monthly at an annual rate equivalent to 0.65% of the Portfolio's average daily net assets.

      Administrative Fee. The Portfolio has an administrative agreement with Brown Brothers Harriman Trust Company LLC (the "Administrator") for which it pays the Administrator a fee calculated daily and paid monthly at an annual rate equivalent to 0.035% of the Portfolio's average daily net assets. The
Administrator has a subadministration agreement with 59 Wall Street Administraters, Inc. for which 59 Wall Street Administraters, Inc. receives such compensation as is from time to time agreed upon. For the year ended October 31, 2000, the Portfolio incurred $45,098 for administrative services.

      Custody Fee. The Portfolio has a custody agreement with Brown Brothers Harriman (the "custodian") for which the custodian receives a fee calculated and paid monthly.

      Expense Reimbursement Fee. Brown Brothers Harriman Trust Company, LLC pays certain expenses of the Portfolio and receives a fee from the Portfolio, computed and paid monthly, such that after such fee the aggregate expenses will not exceed 0.90% of the Portfolio's average daily net assets. For the year ended October 31, 2000, Brown Brothers Harriman Trust Company, LLC incurred $1,094,591 including $837,536 in investment advisory fees, in expenses on behalf of the Portfolio. The expense reimbursement agreement will terminate when the aggregate amount of fees received by Brown Brothers Harriman Trust Company, LLC thereunder equals the aggregate amount of expenses paid by Brown Brothers Harriman Trust Company, LLC thereunder.

      3.Investment Transactions. For the year ended October 31, 2000, the cost of purchases and the proceeds of sales of investment securities other than short-term investments were $155,989,778 and $46,228,538, respectively. There were no purchases or sales of U.S. government obligations during the period.

                          INDEPENDENT AUDITORS' REPORT

Trustees and Investors
BBH International Equity Portfolio:

      We have audited the accompanying statement of assets and liabilities, including the portfolio of investments, of BBH International Equity Portfolio as of October 31, 2000, the related statement of operations for the years ended, the statement of changes in net assets for the years ended October 31, 2000, and 1999, and the financial highlights for each of the years in the five-year period ended October 31, 2000. These financial statements and financial highlights are the responsibility of the Portfolio's management. Our responsibility is to express an opinion on these financial statements and financial highlights based on our audits.

      We conducted our audit in accordance with auditing standards generally accepted in the United States of America. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements and financial highlights are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements. Our procedures included confirmation of securities owned at October 31, 2000, by correspondence with the custodian and brokers; where replies were not received from brokers, we performed other auditing procedures. An audit also includes assessing the accounting principles used and significant estimates made by management, as well as evaluating the overall financial statement presentation. We believe that our audits provide a reasonable basis for our opinion.

      In our opinion, such financial statements and financial highlights present fairly, in all material respects, the financial position of BBH International Equity Portfolio at October 31, 2000, the results of its operations, the changes in its net assets, and its financial highlights for the respective stated periods in conformity with accounting principles generally accepted in the United States of America.

Deloitte & Touche LLP

Boston, Massachusetts
December 22, 2000